PMFM INVESTMENT TRUST
                             1061 Cliff Dawson Road
                           Watkinsville, Georgia 30677
                                  252-972-9922

                               September 25, 2006

VIA EDGAR
=========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE: PMFM Investment Trust ("Trust") (File Nos. 333-103714 and 811-21317) on behalf of the PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust), the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust), and the PMFM Core Advantage Portfolio Trust (individually a "Fund" and collectively "Funds"), each a series of the Trust
     ---------------------------------------------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Class A shares of the Funds and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 14 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on September 21, 2006.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 215, or Thomas W. Steed, III at 252-972-9922, extension 216.

Sincerely,
PMFM Investment Trust

/s/ Julian G. Winters

Julian G. Winters
Secretary and Assistant Treasurer


CC:   Mary A. Cole
      Division of Investment Management
      U.S. Securities and Exchange Commission
      450 Fifth Street, N.W.
      Mail Stop 0505
      Washington, DC 20549

      Jeffrey T. Skinner, Esq.
      Kilpatrick Stockton LLP
      1001 West Fourth Street
      Winston-Salem, NC 27101